Tax Status of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status of the Plan	Tax Status of the Plan
The Internal Revenue Service (the "IRS") has determined and informed the Company by a letter dated May 20, 2014, that the Plan and related trust are designed in accordance with applicable sections of the Code. The Plan has been amended since receiving the determination letter. However, the Company and the Plan’s counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Code and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.
U.S. GAAP requires the Plan’s management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more-likely-than-not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.